Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML Blend Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.64%	17.62%	(16.59%)	15.02%	12.87%	21.38%	(4.34%)	15.25%	9.42%	0.08%
MML Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	19.39%	9.32%	(4.65%)	30.26%	3.03%	25.92%	(9.99%)	15.79%	12.59%	(3.43%)
MML Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	2.72%	5.43%	(13.35%)	6.40%	11.11%	8.31%	(1.29%)	3.21%	5.21%	(1.51%)
MML iShares® 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	10.91%	15.24%
MML iShares® 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	14.45%	18.64%
MML Managed Bond Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	3.00%	6.70%	(15.01%)	0.81%	7.71%	9.81%	(0.44%)	4.69%	2.75%	(0.75%)
MML Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	6.48%	6.94%	(7.79%)	2.01%	1.55%	4.45%	1.53%	2.55%	2.80%	0.93%
MML Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.94%	17.81%	(15.88%)	22.75%	20.70%	26.46%	(10.19%)	14.37%	18.21%	(5.63%)
MML U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	4.79%	4.63%	1.22%	none	0.23%	1.71%	1.32%	0.36%	0.11%	none